Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Emerging Markets Portfolio
September 30, 2025
VIPEM-NPRT3-1125
1.864820.117
Common Stocks - 98.4%
	Shares	Value ($)
BRAZIL - 4.2%
Energy - 1.1%
Oil, Gas & Consumable Fuels - 1.1%
Petroleo Brasileiro SA - Petrobras ADR	1,196,447	15,147,019
Financials - 1.1%
Banks - 1.1%
Itau Unibanco Holding SA	2,127,595	15,618,420
Materials - 2.0%
Metals & Mining - 2.0%
Gerdau SA ADR	4,035,160	12,508,996
Vale SA ADR	1,380,100	14,987,886
		27,496,882
TOTAL BRAZIL		58,262,321
CHILE - 1.4%
Materials - 1.4%
Metals & Mining - 1.4%
Antofagasta PLC	535,700	19,819,935
CHINA - 32.7%
Communication Services - 9.2%
Interactive Media & Services - 9.2%
Tencent Holdings Ltd	1,479,605	126,076,554
Consumer Discretionary - 10.8%
Automobiles - 1.4%
BYD Co Ltd H Shares	1,353,500	19,131,287
Broadline Retail - 5.3%
Alibaba Group Holding Ltd ADR	198,000	35,388,540
PDD Holdings Inc Class A ADR (a)	288,600	38,144,262
		73,532,802
Diversified Consumer Services - 1.0%
TAL Education Group Class A ADR (a)	1,189,500	13,322,399
Hotels, Restaurants & Leisure - 2.0%
Meituan B Shares (a)(b)(c)	1,573,460	21,019,488
Shangri-La Asia Ltd	11,444,000	6,691,151
		27,710,639
Household Durables - 1.1%
Haier Smart Home Co Ltd A Shares (China)	4,343,797	15,454,401
TOTAL CONSUMER DISCRETIONARY		149,151,528

Financials - 5.2%
Banks - 1.5%
China Construction Bank Corp H Shares	20,847,000	20,038,109
Insurance - 3.7%
China Life Insurance Co Ltd H Shares	12,162,863	34,541,377
PICC Property & Casualty Co Ltd H Shares	7,480,000	16,878,649
		51,420,026
TOTAL FINANCIALS		71,458,135

Health Care - 2.3%
Life Sciences Tools & Services - 1.4%
Wuxi Apptec Co Ltd H Shares (b)(c)	1,221,500	18,631,840
Pharmaceuticals - 0.9%
Hansoh Pharmaceutical Group Co Ltd (b)(c)	2,696,000	12,492,725
TOTAL HEALTH CARE		31,124,565

Industrials - 3.7%
Ground Transportation - 1.1%
Full Truck Alliance Co Ltd ADR	1,140,100	14,787,097
Machinery - 2.6%
Shenzhen Inovance Technology Co Ltd A Shares (China)	3,020,635	35,562,588
TOTAL INDUSTRIALS		50,349,685

Information Technology - 1.5%
Technology Hardware, Storage & Peripherals - 1.5%
Xiaomi Corp B Shares (a)(b)(c)	2,922,400	20,310,526
TOTAL CHINA		448,470,993
GREECE - 3.4%
Financials - 3.4%
Banks - 3.4%
Eurobank Ergasias Services and Holdings SA	4,974,600	19,243,491
National Bank of Greece SA	1,889,400	27,428,663

TOTAL GREECE		46,672,154
HUNGARY - 2.9%
Financials - 1.5%
Banks - 1.5%
OTP Bank Nyrt	229,800	19,847,349
Health Care - 1.4%
Pharmaceuticals - 1.4%
Richter Gedeon Nyrt	642,841	19,564,857
TOTAL HUNGARY		39,412,206
INDIA - 7.4%
Financials - 3.0%
Banks - 3.0%
HDFC Bank Ltd/Gandhinagar	2,253,030	24,117,327
ICICI Bank Ltd	1,138,500	17,243,908
		41,361,235
Industrials - 2.1%
Construction & Engineering - 2.1%
Larsen & Toubro Ltd	694,408	28,599,524
Information Technology - 1.0%
IT Services - 1.0%
Tata Consultancy Services Ltd	415,400	13,505,338
Materials - 1.3%
Construction Materials - 1.3%
JK Cement Ltd	259,700	18,415,952
TOTAL INDIA		101,882,049
KOREA (SOUTH) - 10.3%
Consumer Discretionary - 1.2%
Automobile Components - 1.2%
Hyundai Mobis Co Ltd	80,250	17,056,475
Industrials - 1.4%
Aerospace & Defense - 1.4%
Korea Aerospace Industries Ltd	246,920	18,988,031
Information Technology - 7.7%
Technology Hardware, Storage & Peripherals - 7.7%
Samsung Electronics Co Ltd	1,763,320	105,339,923
TOTAL KOREA (SOUTH)		141,384,429
MALAYSIA - 1.2%
Financials - 1.2%
Banks - 1.2%
CIMB Group Holdings Bhd	9,672,500	16,869,704
MEXICO - 8.3%
Communication Services - 2.1%
Wireless Telecommunication Services - 2.1%
America Movil SAB de CV ADR	1,347,300	28,293,300
Consumer Staples - 4.3%
Beverages - 1.2%
Fomento Economico Mexicano SAB de CV ADR	172,080	16,972,250
Consumer Staples Distribution & Retail - 3.1%
Wal-Mart de Mexico SAB de CV Series V	13,617,300	42,063,542
TOTAL CONSUMER STAPLES		59,035,792

Financials - 0.8%
Banks - 0.8%
Grupo Financiero Banorte SAB de CV	1,179,668	11,883,318
Materials - 1.1%
Construction Materials - 1.1%
Cemex SAB de CV ADR	1,658,500	14,909,915
TOTAL MEXICO		114,122,325
PERU - 2.5%
Financials - 2.5%
Banks - 2.5%
Credicorp Ltd	130,500	34,749,540
RUSSIA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
LUKOIL PJSC ADR (a)(d)	437,463	4
Financials - 0.0%
Banks - 0.0%
Sberbank of Russia PJSC ADR (a)(d)	1,813,510	18
TOTAL RUSSIA		22
SOUTH AFRICA - 4.1%
Communication Services - 1.2%
Wireless Telecommunication Services - 1.2%
MTN Group Ltd	2,013,019	16,901,433
Financials - 1.0%
Financial Services - 1.0%
FirstRand Ltd	2,911,800	13,093,827
Materials - 1.9%
Metals & Mining - 1.9%
Impala Platinum Holdings Ltd	2,068,816	26,383,189
TOTAL SOUTH AFRICA		56,378,449
TAIWAN - 14.7%
Consumer Discretionary - 1.4%
Textiles, Apparel & Luxury Goods - 1.4%
Eclat Textile Co Ltd	1,316,000	18,940,068
Industrials - 0.9%
Machinery - 0.9%
Hiwin Technologies Corp	1,685,967	11,924,836
Information Technology - 12.4%
Electronic Equipment, Instruments & Components - 1.1%
Yageo Corp	2,641,204	14,736,926
Semiconductors & Semiconductor Equipment - 11.3%
MediaTek Inc	705,000	30,427,826
Taiwan Semiconductor Manufacturing Co Ltd	2,886,175	125,410,319
		155,838,145
TOTAL INFORMATION TECHNOLOGY		170,575,071

TOTAL TAIWAN		201,439,975
TURKEY - 1.4%
Financials - 0.6%
Banks - 0.6%
Yapi ve Kredi Bankasi AS (a)	10,023,296	8,182,135
Industrials - 0.8%
Electrical Equipment - 0.8%
Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS	4,654,770	10,926,782
TOTAL TURKEY		19,108,917
UNITED ARAB EMIRATES - 1.5%
Energy - 1.5%
Oil, Gas & Consumable Fuels - 1.5%
Adnoc Gas PLC	21,903,700	21,110,276
UNITED KINGDOM - 2.4%
Materials - 2.4%
Metals & Mining - 2.4%
Anglogold Ashanti Plc	463,700	32,612,021
TOTAL COMMON STOCKS (Cost $946,682,016)		1,352,295,316

International Equity Funds - 1.3%
	Shares	Value ($)
iShares MSCI Saudi Arabia ETF (e) (Cost $16,516,246)	448,498	18,200,049

Money Market Funds - 1.9%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f)	4.21	21,850,457	21,854,827
Fidelity Securities Lending Cash Central Fund (f)(g)	4.19	4,931,807	4,932,300
TOTAL MONEY MARKET FUNDS (Cost $26,787,127)			26,787,127

TOTAL INVESTMENT IN SECURITIES - 101.6% (Cost $989,985,389)	1,397,282,492
NET OTHER ASSETS (LIABILITIES) - (1.6)%	(21,697,601)
NET ASSETS - 100.0%	1,375,584,891

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Non-income producing.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $72,454,579 or 5.3% of net assets.

(c)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $72,454,579 or 5.3% of net assets.

(d)	Level 3 security.
(e)	Security or a portion of the security is on loan at period end.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	6,945,511	360,553,463	345,644,867	555,926	720	-	21,854,827	21,850,457	0.0%
Fidelity Securities Lending Cash Central Fund	5,794,050	208,000,578	208,862,328	138,002	-	-	4,932,300	4,931,807	0.0%
Total	12,739,561	568,554,041	554,507,195	693,928	720	-	26,787,127

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Exchange-Traded Funds (ETFs) and Exchange-Traded Notes (ETNs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs and ETNs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs and ETNs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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